Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001785056
Registrant Name	INTERACTIVE STRENGTH INC.
Registration File Number	333-288405
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES